[LOGO]USAA(R)

                   USAA LONG-TERM Fund

                                                                       [GRAPHIC]

  A n n u a l    R e p o r t

--------------------------------------------------------------------------------
  March 31, 2002                                           USAA Tax-Exempt Funds

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                          [GRAPHIC]
                   NONE OF THE INCOME FROM OUR
[PHOTO]         TAX-EXEMPT MUTUAL FUNDS HAS BEEN
               SUBJECT TO THE AMT... A COMMITMENT
                  WE PLAN TO KEEP IN THE FUTURE.
                          [GRAPHIC]

--------------------------------------------------------------------------------

         At this writing, the U.S. economy's recovery seems to be emerging gradually, thanks in part to the Federal Reserve Board's (the Fed's) aggressive cutting of short-term interest rates. Despite the Fed's actions, long-term interest rates have not fallen. Given the signs of economic recovery, it appears that the credit markets may have correctly anticipated a short recession. As for short-term rates, they could rise as the economy improves.

         If we've learned anything from the last market cycle, it's that these cycles are a fact of life. We can use fiscal and monetary policy to affect their duration, but eventually one market cycle ends and another begins. One of the most important lessons we should learn is the importance of being prudent with our money. That means that we cannot rely on investment returns alone to help us meet our long-term goals. One way to be smart with our money is to save more and consume less. Another is to find ways to protect the money we have--especially during what was just a very taxing time of year.

         Tax-exempt investors can help protect their money by avoiding investments that are subject to the federal alternative minimum tax
         (AMT). As you likely know, the AMT was created in 1969 to tax high-income individuals. However, an increasing number of investors have been hit with the AMT--more than 1.7 million this past tax year alone.

....C O N T I N U E D
====================------------------------------------------------------------

         Our shareholders have made it clear that they want help reducing their tax exposure. They do not want the income of their USAA tax-exempt funds to be subject to the AMT. Consequently, since their inception, we have made sure that none of the income from our tax-exempt mutual funds has been subject to the AMT for individual taxpayers--a commitment we plan to keep in the future.

         On behalf of the entire team at USAA, thank you for trusting us to help you determine and plan your investment goals. We stand ready to assist you and will continue to work hard on your behalf.

         Sincerely,

         /s/ Christopher W. Claus

         Christopher W. Claus
         President and Vice Chairman of the Board

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         CHANGES IN FEDERAL TAX LAWS OR OTHER UNFORESEEN CIRCUMSTANCES COULD RESULT IN INCOME SUBJECT TO THE FEDERAL AMT FOR INDIVIDUALS.

         USAA INVESTMENT MANAGEMENT COMPANY (USAA), DISTRIBUTOR.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                           2

FINANCIAL INFORMATION

   Distributions to Shareholders                                    11

   Independent Auditors' Report                                     12

   Portfolio of Investments                                         13

   Notes to Portfolio of Investments                                29

   Financial Statements                                             31

   Notes to Financial Statements                                    34

DIRECTORS' INFORMATION                                              42

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(C)2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA LONG-TERM FUND

OBJECTIVE
--------------------------------------------------------------------------------

         Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests principally in investment-grade, tax-exempt securities with a dollar-weighted average portfolio maturity of 10 years or more.

-----------------------------------------------------------------------------------------------
                                                              3/31/02             3/31/01
-----------------------------------------------------------------------------------------------
 Net Assets                                               $2,092.6 Million    $2,099.0 Million
 Net Asset Value Per Share                                     $13.11             $13.41
 Tax-Exempt Dividends Per Share Last 12 Months                 $0.702             $0.740
 Capital Gain Distributions Per Share Last 12 Months             --                 --

-----------------------------------------------------------------------------------------------
                               30 Day SEC Yield* as of 3/31/02
-----------------------------------------------------------------------------------------------
 30-DAY SEC YIELD                                                                      4.78%

* CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

         NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

3

....C O N T I N U E D
====================------------------------------------------------------------
                     OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS - PERIODS ENDING MARCH 31, 2002

--------------------------------------------------------------------------------
                      Total Return  =  Dividend Return  +  Price Change
--------------------------------------------------------------------------------
10 YEARS                 6.17%      =       5.96%       +     0.21%
5 YEARS                  5.54%      =       5.71%       +    -0.17%
1 YEAR                   3.03%      =       5.27%       +    -2.24%

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDING MARCH 31, 2002

                                [CHART]

TOTAL RETURN
---------------------
03/31/1993     12.46%
03/31/1994      2.36%
03/31/1995      5.07%
03/31/1996      7.88%
03/31/1997      6.51%
03/31/1998     12.04%
03/31/1999      4.98%
03/31/2000     -2.95%
03/31/2001     11.35%
03/31/2002      3.03%

DIVIDEND RETURN
---------------------
03/31/1993      6.92%
03/31/1994      5.56%
03/31/1995      6.23%
03/31/1996      6.26%
03/31/1997      6.13%
03/31/1998      6.14%
03/31/1999      5.55%
03/31/2000      5.46%
03/31/2001      6.17%
03/31/2002      5.27%

CHANGE IN SHARE PRICE
---------------------
03/31/1993      5.54%
03/31/1994     -3.20%
03/31/1995     -1.16%
03/31/1996      1.62%
03/31/1997      0.38%
03/31/1998      5.90%
03/31/1999     -0.57%
03/31/2000     -8.41%
03/31/2001      5.18%
03/31/2002     -2.24%



         TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS.

....C O N T I N U E D
====================------------------------------------------------------------

                                  [CHART]

                    12-MONTH DIVIDEND YIELD COMPARISON

                                                       LIPPER GENERAL MUNICIPAL
                  USAA LONG-TERM FUND                       DEBT FUNDS AVG
                  -------------------                  ------------------------
3/31/93                  6.23                                    5.79
3/31/94                  6.23                                    5.68
3/31/95                  6.03                                    5.41
3/31/96                  6.03                                    5.16
3/31/97                  5.95                                    5.11
3/31/98                  5.55                                    4.70
3/31/99                  5.49                                    4.49
3/31/00                  5.93                                    4.73
3/31/01                  5.53                                    4.54
3/31/02                  5.34                                    4.44

         THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 3/31/93 TO 3/31/02.

5

....C O N T I N U E D
====================------------------------------------------------------------
                     OVERVIEW

                                                       [CHART]

                                           CUMULATIVE PERFORMANCE COMPARISION

                  USAA LONG-TERM         LEHMAN BROS MUNI            LIPPER GEN MUNI           LIPPER GEN MUNI
                       FUND                  BOND INDEX               DEBT FUNDS AVG           DEBT FUNDS INDEX
                  --------------         ----------------            ---------------           ----------------
Mar-92               10000.00                 10000.00                   10000.00                  10000.00
Apr-92               10084.46                 10088.94                   10091.64                  10094.33
May-92               10211.77                 10207.75                   10234.66                  10234.14
Jun-92               10405.13                 10378.84                   10420.43                  10426.73
Jul-92               10784.67                 10690.14                   10787.02                  10793.09
Aug-92               10644.68                 10585.92                   10619.12                  10619.88
Sep-92               10685.65                 10655.17                   10657.18                  10662.83
Oct-92               10473.02                 10550.28                   10470.79                  10474.73
Nov-92               10714.44                 10739.36                   10734.66                  10740.88
Dec-92               10832.91                 10849.01                   10868.86                  10875.91
Jan-93               10964.28                 10975.29                   10990.77                  11003.93
Feb-93               11373.21                 11372.12                   11416.96                  11444.69
Mar-93               11245.69                 11251.95                   11287.51                  11313.03
Apr-93               11381.20                 11365.33                   11410.65                  11432.90
May-93               11450.00                 11429.15                   11473.26                  11492.98
Jun-93               11674.63                 11620.27                   11671.21                  11695.67
Jul-93               11672.47                 11635.21                   11670.33                  11689.22
Aug-93               11919.35                 11877.59                   11925.95                  11952.27
Sep-93               12050.20                 12013.04                   12053.81                  12090.12
Oct-93               12070.33                 12036.12                   12092.01                  12109.77
Nov-93               11959.90                 11929.87                   11967.91                  11987.93
Dec-93               12188.10                 12181.75                   12207.19                  12227.96
Jan-94               12331.84                 12320.93                   12343.19                  12363.00
Feb-94               12044.73                 12001.83                   12029.56                  12060.08
Mar-94               11511.46                 11513.00                   11510.12                  11555.58
Apr-94               11548.23                 11610.77                   11552.13                  11593.76
May-94               11627.29                 11711.25                   11656.98                  11695.95
Jun-94               11511.81                 11639.62                   11582.80                  11622.12
Jul-94               11678.49                 11853.15                   11788.49                  11822.57
Aug-94               11721.11                 11894.22                   11819.74                  11860.19
Sep-94               11529.04                 11719.74                   11629.67                  11676.58
Oct-94               11254.67                 11511.64                   11412.07                  11453.39
Nov-94               10961.61                 11303.21                   11175.42                  11217.85
Dec-94               11222.23                 11552.04                   11448.46                  11489.89
Jan-95               11599.12                 11882.34                   11787.98                  11839.13
Feb-95               11975.79                 12227.92                   12136.74                  12192.30
Mar-95               12094.72                 12368.46                   12247.43                  12304.88
Apr-95               12098.15                 12383.05                   12251.32                  12304.88
May-95               12494.00                 12778.19                   12630.23                  12697.92
Jun-95               12350.17                 12666.51                   12494.44                  12555.58
Jul-95               12423.12                 12786.34                   12575.52                  12637.28
Aug-95               12563.11                 12948.61                   12712.40                  12781.30
Sep-95               12662.82                 13030.42                   12790.31                  12861.87
Oct-95               12892.51                 13219.84                   12989.02                  13065.69
Nov-95               13149.93                 13439.47                   13240.56                  13325.94
Dec-95               13307.08                 13568.47                   13393.72                  13478.94
Jan-96               13355.89                 13670.99                   13461.49                  13543.79
Feb-96               13233.56                 13578.65                   13363.06                  13445.81
Mar-96               13047.32                 13405.19                   13155.65                  13239.55
Apr-96               13007.13                 13367.17                   13097.88                  13183.64
May-96               13022.01                 13362.07                   13109.75                  13192.11
Jun-96               13183.03                 13507.71                   13235.96                  13314.37
Jul-96               13313.51                 13629.91                   13355.15                  13429.10
Aug-96               13317.53                 13626.86                   13352.68                  13421.84
Sep-96               13538.42                 13817.30                   13547.50                  13626.64
Oct-96               13707.10                 13973.45                   13693.51                  13778.33
Nov-96               13945.90                 14229.41                   13931.52                  14019.66
Dec-96               13901.97                 14169.32                   13875.92                  13961.19
Jan-97               13918.08                 14196.14                   13877.62                  13959.13
Feb-97               14058.39                 14326.50                   13999.82                  14081.81
Mar-97               13896.38                 14135.38                   13823.07                  13908.09
Apr-97               14017.31                 14253.85                   13939.38                  14027.74
May-97               14242.23                 14468.39                   14139.29                  14229.14
Jun-97               14398.00                 14622.51                   14302.13                  14397.55
Jul-97               14797.82                 15027.50                   14730.23                  14829.38
Aug-97               14670.24                 14886.62                   14565.04                  14660.66
Sep-97               14895.19                 15063.14                   14744.14                  14844.89
Oct-97               14986.85                 15160.23                   14840.29                  14943.39
Nov-97               15106.65                 15249.51                   14926.71                  15028.68
Dec-97               15345.51                 15471.86                   15162.60                  15272.24
Jan-98               15490.61                 15631.41                   15309.26                  15419.07
Feb-98               15506.03                 15636.16                   15303.59                  15418.86
Mar-98               15568.76                 15650.08                   15311.53                  15435.03
Apr-98               15450.99                 15579.47                   15218.23                  15341.20
May-98               15718.77                 15825.92                   15467.00                  15590.17
Jun-98               15794.63                 15888.38                   15522.70                  15646.11
Jul-98               15832.86                 15928.10                   15550.30                  15676.75
Aug-98               16097.75                 16174.21                   15795.61                  15921.09
Sep-98               16284.09                 16375.85                   15985.47                  16110.08
Oct-98               16206.26                 16375.51                   15923.76                  16051.31
Nov-98               16246.85                 16432.88                   15976.45                  16105.25
Dec-98               16262.26                 16474.30                   16001.91                  16133.46
Jan-99               16389.20                 16670.17                   16180.63                  16309.55
Feb-99               16310.97                 16597.52                   16082.29                  16217.48
Mar-99               16343.56                 16620.27                   16086.94                  16224.31
Apr-99               16370.84                 16661.68                   16129.31                  16269.52
May-99               16261.17                 16565.27                   16007.86                  16153.41
Jun-99               16046.81                 16326.97                   15737.86                  15897.49
Jul-99               16059.79                 16386.38                   15764.24                  15926.32
Aug-99               15814.57                 16255.00                   15566.78                  15736.62
Sep-99               15758.30                 16261.79                   15523.51                  15695.77
Oct-99               15540.37                 16085.61                   15290.21                  15477.49
Nov-99               15621.43                 16256.70                   15440.25                  15624.88
Dec-99               15442.46                 16135.51                   15286.40                  15476.17
Jan-00               15311.83                 16065.24                   15161.29                  15352.06
Feb-00               15524.01                 16251.95                   15373.09                  15569.47
Mar-00               15860.81                 16607.03                   15726.16                  15910.76
Apr-00               15746.94                 16508.92                   15619.78                  15801.57
May-00               15655.59                 16423.04                   15503.17                  15695.67
Jun-00               16073.40                 16858.23                   15905.29                  16100.04
Jul-00               16316.19                 17092.80                   16129.31                  16324.50
Aug-00               16572.39                 17356.23                   16382.43                  16581.55
Sep-00               16483.21                 17265.93                   16280.10                  16478.49
Oct-00               16654.85                 17454.33                   16446.21                  16650.11
Nov-00               16811.42                 17586.39                   16555.26                  16760.58
Dec-00               17312.82                 18020.90                   16991.91                  17193.53
Jan-01               17333.18                 18199.46                   17103.83                  17321.80
Feb-01               17490.84                 18257.17                   17176.48                  17402.63
Mar-01               17658.86                 18420.79                   17325.15                  17548.84
Apr-01               17293.61                 18221.19                   17080.12                  17302.72
May-01               17518.67                 18417.40                   17268.43                  17500.63
Jun-01               17701.73                 18540.63                   17410.17                  17646.45
Jul-01               18051.42                 18815.26                   17691.87                  17924.46
Aug-01               18370.74                 19125.19                   18010.38                  18246.88
Sep-01               18161.57                 19061.03                   17866.77                  18096.45
Oct-01               18393.63                 19288.13                   18062.06                  18285.37
Nov-01               18232.58                 19125.53                   17868.23                  18098.63
Dec-01               18063.29                 18944.60                   17670.14                  17907.00
Jan-02               18317.10                 19273.20                   17941.84                  18185.73
Feb-02               18560.57                 19505.39                   18163.72                  18406.37
Mar-02               18195.75                 19123.16                   17816.37                  18056.73

         DATA FROM 3/31/92 THROUGH 3/31/02.

         See the following page for benchmark definitions.

         NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

....C O N T I N U E D
====================------------------------------------------------------------

         The graph on page 5 illustrates the comparison of a $10,000 investment in the USAA Long-Term Fund to the following benchmarks:

             o The broad-based Lehman Brothers Municipal Bond Index, an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman Index, because funds have expenses.

             o The Lipper General Municipal Debt Funds Average, an average performance level of all general municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

             o The Lipper General Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper General Municipal Debt Funds category.

7

M A N A G E R ' S
=================---------------------------------------------------------------
                  COMMENTARY on the Fund

[PHOTO] Robert R. Pariseau, CFA
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM DURING THIS PERIOD?

         Your USAA Long-Term Fund provided a total return of 3.03% vs. an average of 2.75% for the 275 funds in the Lipper General Municipal Debt Funds category. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 5.34%, well above the 4.44% Lipper category average yield.

 [LOGO]      Lipper has also named the Fund a Lipper Leader for consistent
 LIPPER      return within the Lipper General Municipal Debt Funds category for
 LEADER      the three-year period ending March 31, 2002.
CONSISTENT
 RETURN

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 6 FOR THE LIPPER AVERAGE DEFINITION.

         LIPPER LEADER FOR CONSISTENT RETURN RATINGS REFLECT THE DEGREE OF A FUND'S HISTORICAL SUCCESS IN ACHIEVING SUPERIOR RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS FOR THE THREE YEARS ENDED MARCH 31, 2002. THE RATINGS ARE SUBJECT TO CHANGE EVERY MONTH. TWENTY PERCENT OF FUNDS ANALYZED ARE NAMED LIPPER LEADERS FOR CONSISTENT RETURN.

         THE USAA LONG-TERM FUND WAS RATED AMONG 215 GENERAL MUNICIPAL DEBT FUNDS FOR THE THREE-YEAR PERIOD. LIPPER LEADER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER RATINGS COPYRIGHT 2001, REUTERS. ALL RIGHTS RESERVED.

....C O N T I N U E D
====================------------------------------------------------------------

WHAT RELEVANT MARKET CONDITIONS MARKED THE PERIOD FROM MARCH 31, 2001, TO MARCH 31, 2002?

         The Federal Reserve Board (the Fed), concerned about declining employment and reduced capital investment, aggressively cut short-term interest rates throughout the period. Long-term rates fell until mid-November, when the financial markets sensed an economic rebound. Interest rates then began to climb, especially in the short and intermediate maturities, in anticipation of an end to the Fed's "easy money" policy.

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING DURING THE PERIOD?

         My goal is to produce a high level of tax-exempt income over a three to five-year investment horizon--with the best after-tax total return. The Fund remains fully invested in long-term, investment-grade municipal bonds with an income orientation. During the period, I shortened the Fund's weighted average maturity in anticipation of rising interest rates. I improved the Fund's average credit quality by buying more insured and AAA-rated bonds. As the economy improves, I plan to purchase selected medium-grade securities (BBB-rated and A-rated) at very attractive yields.

HAS THE ENRON BANKRUPTCY AFFECTED THE MUNICIPAL MARKET?

         The Kmart and Enron bankruptcies have shaken the fixed-income markets, especially for corporate bonds. However, the vast majority of municipal bonds are issued to pay for essential public service initiatives, such as water/sewer systems, school construction, hospital expansions, and low-income housing. A municipal default is unusual because:

             o Most municipal revenues are relatively stable and predictable.

9

....C O N T I N U E D
====================------------------------------------------------------------
                     COMMENTARY on the Fund

             o Municipals have much lower event risk. Cities don't make leveraged buyouts.

             o The annual budget and debt issuance are scrutinized by rival politicians, news media, and taxpayer groups.

WHAT IS THE OUTLOOK?

         The Fed may begin to raise short-term rates by summertime. Although most inflation indicators are benign, the jump in energy prices is a concern, and the Middle East conflict presents additional uncertainty. If the credit markets believe that inflation is contained, longer-term bonds may perform relatively well while the Fed raises short-term rates. Of course, we will closely monitor specific credit issues, ballot initiatives, and litigation that could affect the value of your holdings.

--------------------------------------------------------------------------------------
Taxable Equivalent Yields
--------------------------------------------------------------------------------------
To match the USAA Long-Term Fund's closing 30-day SEC yield of 4.78%,
and assuming marginal federal tax rates of:    27.00%     30.00%     35.00%     38.60%

A FULLY TAXABLE INVESTMENT MUST PAY:            6.55%      6.83%      7.35%      7.79%

         The table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.

         SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

               PORTFOLIO RATINGS MIX
                       3/31/02

Cash Equivalents                                 3%
AAA                                             46%
AA                                              19%
A                                               13%
BBB                                             16%
BB                                               1%
B                                                2%

         The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Services, or Fitch Ratings. Unrated securities that have been determined by USAA IMCO to be of equivalent investment quality to categories AAA and BBB account for 0.6% and 2.0%, respectively, of the Fund's investments and are included in their appropriate categories above.

         YOU WILL FIND A LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-28.

11

D I S T R I B U T I O N S
=========================-------------------------------------------------------
                          to SHAREHOLDERS

USAA LONG-TERM FUND

         The Fund completed its fiscal year on March 31, 2002. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires the Fund to notify its shareholders after the close of its taxable year of what portion of its earnings was exempt from federal taxation and dividends that represent long-term gains. The net investment income earned and distributed by the Fund was 100% tax-exempt for federal income tax purposes. There were no long-term capital gain distributions for the year ended March 31, 2002.

I N D E P E N D E N T
=====================-----------------------------------------------------------
                      AUDITORS' Report

[LOGO]
 KPMG
THE SHAREHOLDERS AND BOARD OF DIRECTORS

         USAA LONG-TERM FUND

         We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of USAA Long-Term Fund, a series of USAA Tax Exempt Fund, Inc., as of March 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights, presented in
         Note 7 to the financial statements, for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Long-Term Fund as of March 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                   /s/ KPMG LLP

         San Antonio, Texas
         May 3, 2002

13

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS

USAA LONG-TERM FUND
March 31, 2002

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         VARIABLE-RATE DEMAND NOTES (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity is the next put date.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

         (ETM)    Escrowed to final maturity.
         (PRE)    Prerefunded to a date prior to maturity.
         (LOC)    Enhanced by a bank letter of credit.
         (NBGA)   Enhanced by a nonbank guarantee agreement.
         (INS)    Scheduled principal and interest payments are
                  insured by:
                  (1) MBIA, Inc.
                  (2) AMBAC Financial Group, Inc.
                  (3) Financial Guaranty Insurance Co.
                  (4) Financial Security Assurance Holdings Ltd.
                  (5) Radian Asset Assurance, Inc.
                  (6) ACA Financial Guaranty Corp.

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA LONG-TERM FUND
March 31, 2002

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

         COP      Certificate of Participation
         EDC      Economic Development Corp.
         GO       General Obligation
         IDA      Industrial Development Authority/Agency
         IDB      Industrial Development Board
         IDC      Industrial Development Corp.
         IDRB     Industrial Development Revenue Bond
         ISD      Independent School District
         MFH      Multifamily Housing
         MLO      Municipal Lease Obligation
         MTA      Metropolitan Transportation Authority
         PCRB     Pollution Control Revenue Bond
         RB       Revenue Bond
         SFH      Single-Family Housing

15

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA LONG-TERM FUND
March 31, 2002

 PRINCIPAL                                                        COUPON                  FINAL              MARKET
    AMOUNT    SECURITY                                              RATE               MATURITY               VALUE
-------------------------------------------------------------------------------------------------------------------
                FIXED-RATE INSTRUMENTS (96.4%)

                ALABAMA (3.0%)
  $  8,000      Courtland IDRB, Series 1994                         5.90%              2/01/2017         $    8,013
                Parks System Improvement Corp. GO,
     7,670        Series 2001C                                      5.00               6/01/2020              7,504
     7,805        Series 2001C                                      5.00               6/01/2021              7,612
    10,250      Prattville IDB RB, Series 1998                      5.30               9/01/2028              9,304
                Public School and College RB,
    15,000        Series 1999A (INS)(2)                             5.50               9/01/2029             15,135
     4,140        Series 2001A                                      5.00               2/01/2020              4,028
    10,000      Univ. of Alabama at Birmingham Hospital
                  RB, Series 2000A (INS)(1)                         5.88               9/01/2031             10,276

                ALASKA (0.2%)
     4,095      Municipality of Anchorage GO,
                  Series 2001A (INS)(3)                             5.00               6/01/2019              3,973

                ARIZONA (0.2%)
     3,405      Phoenix Civic Improvement Corp. Water
                  Systems RB, Junior Lien,
                  Series 2002 (INS)(3,e)                            5.00               7/01/2018              3,380

                COLORADO (2.4%)
    11,000      Denver City and County MLO COP,
                  Series 2000B (INS)(2)                             5.50              12/01/2025             11,151
                Denver Health and Hospital Auth. RB,
     9,500        Series 1998A                                      5.38              12/01/2028              8,644
     1,000        Series 2001A                                      6.00              12/01/2023                999
     1,650        Series 2001A                                      6.00              12/01/2031              1,636
                Health Facilities Auth. Hospital RB,
       800        Series 1993 (Rocky Mountain Adventist
                  Healthcare) (PRE)                                 6.63               2/01/2013                844
    12,900        Series 1993 (Rocky Mountain Adventist
                  Healthcare)                                       6.63               2/01/2013             13,311
    11,480      Summit County Sports Facilities RB,
                  Series 1990                                       7.88               9/01/2008             13,618

                CONNECTICUT (3.7%)
                Mashantucket (Western) Pequot Tribe RB,
    62,950        Series 1997B(c)                                   5.75               9/01/2027             59,445

P O R T F O L I O
=================---------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA LONG-TERM FUND
March 31, 2002

  PRINCIPAL                                                       COUPON                   FINAL             MARKET
     AMOUNT     SECURITY                                            RATE                MATURITY              VALUE
--------------------------------------------------------------------------------------------------------------------
   $  1,500       Series 1999A(c)                                   5.50%              9/01/2028         $    1,365
                State GO,
      5,000       Series 2001D                                      5.13              11/15/2015              5,130
      7,500       Series 2001D                                      5.13              11/15/2016              7,642
      4,000     Transportation Infrastructure Special
                  Tax Obligation RB, Series B (INS)(4)              5.38              10/01/2015              4,185

                DISTRICT OF COLUMBIA (3.5%)
                District of Columbia GO,
     15,320       Series 1999A (PRE) (INS)(1)                       5.50               6/01/2029             16,532
     37,580       Series 1999A (INS)(1)                             5.50               6/01/2029             37,725
     10,790       Series 2001B (INS)(3)                             5.13               6/01/2024             10,374
      8,000     Hospital RB, Series 1992B (PRE)                     7.00               8/15/2015              8,325

                FLORIDA (2.3%)
      6,030     Beacon Tradeport Community Development
                  RB, Series 2002A (INS)(5)                         5.63               5/01/2032              5,975
                Board of Education Public Education GO,
     15,665       Series 1998E (NBGA)                               5.63               6/01/2025             16,128
      7,000       Series 1998E (NBGA)                               5.63               6/01/2029              7,186
      2,000     Broward County Educational Facilities
                  Auth. (NOVA Southeastern Univ.) RB,
                  Series 2002B (INS)(5)                             5.25               4/01/2027              1,928
     10,000     Broward County Educational Facilities
                  Auth. RB, Series 2002B (INS)(5)                   5.35               4/01/2032              9,552
      4,000     Broward County School Board MLO COP,
                  Series 2001A (INS)(4)                             5.00               7/01/2022              3,849
      2,605     Orange County School Board MLO COP,
                  Series 2001A (INS)(2)                             4.60               8/01/2016              2,491

                GEORGIA (2.3%)
     12,000     Fayette County Public Facilities Auth. RB,
                  Series 2000 (PRE)                                 5.88               6/01/2028             13,318
      8,000     Henry County Water and Sewage Auth. RB,
                  Series 2000 (INS)(3)                              5.63               2/01/2030              8,212
                Private Colleges and Univ. Auth. RB,
      5,000       Series 1999A                                      5.50              11/01/2025              5,084
     10,750       Series 1999A                                      5.50              11/01/2031             10,885
     10,000     Savannah Economic Development Auth.
                  PCRB, Series 1995                                 6.15               3/01/2017             10,386

17

P O R T F O L I O
=================---------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA LONG-TERM FUND
March 31, 2002

PRINCIPAL                                                        COUPON                  FINAL             MARKET
   AMOUNT     SECURITY                                             RATE               MATURITY              VALUE
------------------------------------------------------------------------------------------------------------------
               HAWAII (0.6%)
 $  5,725      State GO, Series 2001CV (INS)(3)                    5.00%              8/01/2020     $        5,544
    7,330      State Highway RB, Series 1998                       5.50               7/01/2018              7,697

               IDAHO (0.8%)
   17,400      Nez Perce County PCRB, Series 1996                  6.00              10/01/2024             15,826

               ILLINOIS (7.7%)
               Chicago-O'Hare International Airport RB,
   13,725        Series 1994                                       8.20              12/01/2024             13,826
    3,445        Series 2001B (INS)(2)                             5.13               1/01/2020              3,351
    3,060        Series 2001B (INS)(2)                             5.13               1/01/2021              2,963
               Health Facilities Auth. RB,
    9,980        Series 1985A (Univ. of Chicago)                   5.50               8/01/2020              9,994
   17,775        Series 1992 (Mercy Hospital)                      7.00               1/01/2015              9,765
    7,000        Series 1998 (Centegra Health System)              5.25               9/01/2024              6,321
    5,030        Series 2000 (Riverside Health System)             6.85              11/15/2029              5,327
    8,500        Series 2001B (Edward Hospital) (INS)(4)           5.13               2/15/2025              8,093
   13,850      Quincy Hospital RB, Series 1993                     6.00              11/15/2018             13,945
               Regional Transportation Auth. GO,
   10,980        Series 1994C (PRE) (INS)(3)                       7.10               6/01/2025             12,126
   23,980        Series 1999 (INS)(4)                              5.75               6/01/2020             25,796
   37,550      Regional Transportation Auth. RB,
                 Series 2000A (INS)(1)                             6.50               7/01/2030             44,326
    4,555      State Sales Tax RB, FIRST Series 2001               5.13               6/15/2019              4,493

               INDIANA (3.8%)
               Bond Bank State Revolving Fund RB,
   10,440        Series 2000A                                      5.50               8/01/2021             10,619
   11,015        Series 2000A                                      5.50               8/01/2022             11,187
   22,590        Series 2000B                                      5.00               8/01/2023             21,603
   21,750     Indianapolis Airport Facility RB,
                 Series 1994                                       6.80               4/01/2017             22,791
    7,500     St. Joseph County Hospital Auth. RB,
                 Series 2000 (INS)(2)                              5.63               8/15/2033              7,526
    5,000     Transportation Finance Auth. Highway MLO RB,
                 Series 2000                                       5.38              12/01/2025              4,973

               IOWA (0.2%)
               Finance Auth. HealthCare RB,
    1,000        Series 2001 (INS)(4)                              5.25               5/15/2021                977
    3,495        Series 2001 (INS)(4)                              5.25               5/15/2026              3,367

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA LONG-TERM FUND
March 31, 2002

PRINCIPAL                                                    COUPON              FINAL             MARKET
   AMOUNT      SECURITY                                        RATE           MATURITY              VALUE
---------------------------------------------------------------------------------------------------------
               KENTUCKY (0.2%)
  $ 5,000      Commonwealth State Property & Buildings
                 Commission RB, (INS)(1)                       5.38%        10/01/2016         $    5,154

               LOUISIANA (1.8%)
   25,730      Lake Charles Harbor and Terminal
                 District RB, Series 1995A                     7.75          8/15/2022             26,900
   11,015      St. Tammany Parish Hospital Service
                 District No. 1 RB, Series 1998 (INS)(6)       5.00          7/01/2022              9,869

               MAINE (1.4%)
   27,750      State Turnpike Auth. RB,
                 Series 2000 (INS)(3)                          5.75          7/01/2028             28,823

               MASSACHUSETTS (1.9%)
    9,350      GO, Series 2002B (INS)(4)                       5.50          3/01/2018              9,686
    5,000      Health and Education Facilities Auth. RB,
                 Series 2000A (INS)(3)                         5.88         10/01/2029              5,276
    2,500      Municipal Wholesale Electric Co. RB,
                 Series 2001A (INS)(1)                         5.25          7/01/2016              2,525
    5,000      Water Pollution Abatement Trust GO,
                 Series 6                                      5.25          8/01/2020              5,016
   16,000      Water Resources Auth. RB,
                 Series 2000A (INS)(3)                         5.75          8/01/2030             16,687

               MICHIGAN (5.4%)
    7,000      Anchor Bay School District GO,
                 Series 2001 (NBGA)                            5.00          5/01/2021              6,770
    9,900      Battle Creek Downtown Development Auth.
                 Development Bonds, Series 1994 (PRE)          7.60          5/01/2016             10,991
   13,005      Dickinson County EDC PCRB,
                 Series 1993                                   5.85         10/01/2018             13,041
               Hospital Finance Auth. RB,
   15,500        Series 1995A (PRE)                            7.50         10/01/2027             17,511
   43,000        Series 1999A (Ascension Hospital)             6.13         11/15/2026             44,451
    6,500      Job Development Auth. RB,
                 Series 1990A (NBGA)                           8.00         12/01/2013              6,620
   10,000      Municipal Auth. Clean Water RB,
                 Series 1999                                   5.50         10/01/2021             10,257
    4,500      Novi School District GO,
                 Series 2001 (NBGA)                            5.13          5/01/2022              4,401

19

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA LONG-TERM FUND
March 31, 2002

PRINCIPAL                                                COUPON        FINAL       MARKET
   AMOUNT  SECURITY                                        RATE     MATURITY        VALUE
-----------------------------------------------------------------------------------------
           MINNESOTA (2.3%)
  $45,005  St. Paul Housing and Redevelopment
             Auth. Hospital RB, Series 1993A               6.63%  11/01/2017   $   37,547
   14,775  Washington County Housing and
             Redevelopment Auth. RB, Series 1998           5.50   11/15/2027        9,809

           MISSISSIPPI (0.1%)
    2,520  Hospital Equipment and Facilities Auth. RB,
             Series 2000 (INS)(4)                          5.50    1/01/2027        2,511

           MISSOURI (0.7%)
    5,000  Health and Educational Facilities RB,
             Series 1996A                                  6.38    2/01/2027        5,055
   10,000  Highways and Transportation Commission RB,
             Series 2001A                                  5.00    2/01/2015       10,120

           MONTANA (0.1%)
    6,410  Lewis and Clark County Environmental RB,
             Series 1998                                   5.60    1/01/2027        1,875

           NEBRASKA (1.6%)
    9,695  Douglas County School District GO,
             Series 2001B                                  5.00   12/15/2021        9,475
           Platte County Hospital Auth. No. 1 RB,
    4,500    Series 2000 (INS)(5)                          6.10    5/01/2025        4,670
    6,500    Series 2000 (INS)(5)                          6.15    5/01/2030        6,752
   14,500 Scotts Bluff County Hospital Auth. No.1 RB,
             Series 1998                                   5.25   11/15/2028       13,359

           NEVADA (4.8%)
   19,000  Clark County EDC RB, Series 1999                5.50    5/15/2029       18,696
   21,000  Clark County GO, Series 2000 (INS)(1)           5.50    7/01/2025       21,199
   11,570  Clark County School District GO,
             Series 2001D (INS)(3)                         5.25    6/15/2019       11,562
   15,650  Humboldt County PCRB, Series 1984               8.30   12/01/2014       17,365
   14,180  Truckee Meadows Water Auth. RB,
             Series 2001A (INS)(4)                         5.13    7/01/2020       13,948
           Washoe County GO,
    3,505    Series 2001A (INS)(3)                         5.00    7/01/2021        3,360
    5,875    Series 2001A (INS)(3)                         5.00    7/01/2022        5,612
    8,245    Series 2001A (INS)(3)                         5.00    7/01/2023        7,835

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA LONG-TERM FUND
March 31, 2002

PRINCIPAL                                                COUPON        FINAL       MARKET
   AMOUNT  SECURITY                                        RATE     MATURITY        VALUE
-----------------------------------------------------------------------------------------
           NEW JERSEY (3.2%)
  $15,000  Camden County Improvement Auth. RB,
             Series 1997                                   6.00%   2/15/2027   $   11,404
    5,000  Highway Auth. RB, Series 2001 (Garden
             State Parkway) (INS)(3)                       5.25    1/01/2018        5,089
   50,000  Turnpike Auth. RB, Series 2000A                 5.50    1/01/2027       51,023

           NEW MEXICO (0.8%)
   16,000  Chaves County Hospital RB (PRE)                 7.25   12/01/2022       16,880

           NEW YORK (11.2%)
           Dormitory Auth. RB,
   21,500    Series 1996B (Mental Health Services)         6.00    8/15/2016       23,884
    5,010    Series 2000A (Rochester Univ.)
               5.95%/5.95%, 7/01/10 (INS)(1,d)             5.95    7/01/2020        3,293
    5,690    Series 2000A (Rochester Univ.)
               6.00%/6.00%, 7/01/10 (INS)(1,d)             6.00    7/01/2022        3,689
    3,210    Series 2000A (Rochester Univ.)
               6.05%/6.05%, 7/01/10 (INS)(1,d)             6.05    7/01/2024        2,065
    6,310    Series 2000B (State Univ. of New York)        5.38    5/15/2018        6,408
    8,655    Series 2000B (State Univ. of New York)        5.38    5/15/2019        8,756
    9,120    Series 2000B (State Univ. of New York)        5.38    5/15/2020        9,197
   10,910  Dutchess County IDA Civic Facility RB,
             Series 2000                                   5.75    8/01/2030       11,047
    3,580  Environmental Facilities Corp. RB,
             Series 2001C                                  5.00    6/15/2023        3,482
           New York City GO,
   50,000    Series 1995B (PRE)                            7.25    8/15/2019       55,580
    1,415    Series 1997I (PRE)                            6.25    4/15/2027        1,592
   11,650    Series 1997I                                  6.25    4/15/2027       12,394
    8,800    Series 2000A                                  6.00    5/15/2020        9,268
    5,000    Series 2001B                                  5.00   12/01/2016        4,850
   22,740    Series 2001E                                  5.75    5/15/2030       23,284
    8,210    Series 2002B                                  5.30   12/01/2018        8,098
           New York City Municipal Water Finance
             Auth. RB,
   11,000    Series 1999A                                  5.75    6/15/2030       11,455
    4,975    Series 2000B (PRE)                            6.00    6/15/2033        5,651
    3,025    Series 2000B                                  6.00    6/15/2033        3,393
    6,850  New York City Transit Auth. MTA COP,
             Series 2000A (INS)(2)                         5.88    1/01/2030        7,268

21

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA LONG-TERM FUND
March 31, 2002

PRINCIPAL                                                COUPON        FINAL       MARKET
   AMOUNT  SECURITY                                        RATE     MATURITY        VALUE
-----------------------------------------------------------------------------------------
           New York City Transitional Finance
             Auth. RB,
  $ 4,000    Series 1999C                                  5.50%   5/01/2025   $    4,073
    5,000    Series 2001A                                  5.38    2/15/2022        5,038
   11,000  Thruway Auth. Highway and Bridge Trust
             Fund Bonds, Series 2002A (INS)(4)             5.25    4/01/2020       11,021

           NORTH CAROLINA (0.8%)
           Charlotte Water and Sewer Systems RB,
    7,815    Series 2001                                   5.00    6/01/2020        7,690
    4,265    Series 2001                                   5.00    6/01/2021        4,185
    4,000  Wake County Industrial Facilities PCRB,
             Series 2002                                   5.38    2/01/2017        3,988

           NORTH DAKOTA (0.3%)
    7,250  Fargo Health System RB,
             Series 2000A (INS)(4)                         5.63    6/01/2031        7,291

           OHIO (0.3%)
    7,325  Lorain County Health Care Facilities
             RB, Series 1998A                              5.25    2/01/2021        6,331

           OKLAHOMA (0.5%)
    9,000  Norman Regional Hospital Auth. RB,
             Series 2002 (INS)(5,e)                        5.50    9/01/2023        8,871
    2,500  Sapulpa Municipal Auth. Utility RB,
             Series 2002A (INS)(4)                         5.10    1/01/2022        2,459

           PENNSYLVANIA (1.6%)
           Commonwealth GO,
   10,000    1st Series 2002                               5.25    2/01/2019       10,064
    7,000    2nd Series 2001                               5.00    9/15/2017        6,937
           Montgomery County IDA RB,
    3,250    Series 1996A                                  5.88   11/15/2022        3,215
    6,000    Series 1996B                                  5.75   11/15/2017        5,936
   31,755  Pittsburgh Water and Sewer Auth. RB,
             Series 1998B (INS)(3,a)                       5.42    9/01/2029        6,549

           PUERTO RICO (0.6%)
           Commonwealth GO,
    7,420    Series 2001A (INS)(1)                         5.50    7/01/2016        8,019
    4,475    Series 2001B (INS)(4)                         5.00    7/01/2021        4,412

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA LONG-TERM FUND
March 31, 2002

PRINCIPAL                                                COUPON        FINAL       MARKET
   AMOUNT  SECURITY                                        RATE     MATURITY        VALUE
-----------------------------------------------------------------------------------------
           RHODE ISLAND (1.2%)
  $25,000  Housing and Mortgage Finance Corp. SFH RB,
             Series 15-A                                   6.85%  10/01/2024   $   26,035

           SOUTH CAROLINA (1.1%)
    4,645  Educational Facilities Auth. RB,
             Series 2002 (Benedict College) (INS)(5,e)     5.75    7/01/2017        4,803
    5,000  Georgetown Environmental Improvement RB,
             Series 2002A(e)                               5.70    4/01/2014        5,009
           Jobs Economic Development Auth. RB,
    2,300    Series 2001 (INS)(5)                          5.25    2/01/2021        2,221
    3,750    Series 2001 (INS)(5)                          5.38    2/01/2026        3,599
    8,000  Transportation Infrastructure Bank RB,
             Series 1999A (INS)(2)                         5.25   10/01/2021        7,985

           TENNESSEE (0.7%)
   15,000  Shelby County Health Educational and
             Housing Facility RB, Series 2002
             (Methodist Healthcare)(e)                     6.38    9/01/2019       14,828
      875  Springfield Health and Educational
             Facilities Board RB, Series 1998              5.38    8/01/2024          771

           TEXAS (17.2%)
    1,925  Alamo Community College District RB,
             Series 2001 (INS)(4)                          5.00   11/01/2023        1,812
    4,130  Aldine ISD GO, Series 2001 (NBGA)               5.00    2/15/2022        3,942
    8,380  Arlington ISD GO, Series 1998 (NBGA)            4.75    2/15/2021        7,661
    5,000  Austin Higher Education Auth. RB,
             Series 1998                                   5.25    8/01/2023        4,513
           Austin Public Improvements GO,
    6,255    Series 2001                                   5.13    9/01/2019        6,150
    6,585    Series 2001                                   5.13    9/01/2020        6,454
    6,930    Series 2001                                   5.13    9/01/2021        6,763
   19,500  Bell County Health Facilities
             Development Corp. RB, Series 1989 (ETM)       6.50    7/01/2019       22,619
    5,000  Corpus Christi GO, Series 2001A (INS)(4)        5.00    3/01/2021        4,796
           Cypress-Fairbanks ISD GO,
    3,595    Series 2001 (NBGA)                            5.25    2/15/2016        3,643
    8,500    Series 2001 (NBGA)                            5.25    2/15/2017        8,555
    7,500  Dallas ISD GO, Series 2002 (NBGA)(e)            5.50    2/15/2016        7,804

23

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA LONG-TERM FUND
March 31, 2002

PRINCIPAL                                                COUPON        FINAL       MARKET
   AMOUNT  SECURITY                                        RATE     MATURITY        VALUE
-----------------------------------------------------------------------------------------
  $ 7,210  Duncanville ISD GO, Series 2001B,
             5.625%/5.625%, 8/15/2003 (NBGA)(d)            5.63%   2/15/2024   $    6,681
   10,420  Edinburg Consolidated ISD GO,
             Series 2000 (NBGA)                            5.50    2/15/2030       10,442
           Fort Bend ISD GO,
    4,750    Series 1999 (NBGA)                            5.38    2/15/2024        4,720
    7,975    Series 2000 (NBGA)                            5.00    8/15/2025        7,518
   12,500  Harris County Health Facilities RB,
             Series 1992 (PRE)                             7.13    6/01/2015       12,977
   19,700  Harris County IDC RB, Series 1992               6.95    2/01/2022       20,122
           Houston Water and Sewer Systems RB,
   20,000    Series 1998A, B (INS)(4,a)                    5.83   12/01/2023        5,731
    6,000    Series 2002A (INS)(4)                         5.25   12/01/2023        5,882
           Keller Higher Education Facilities Corp. RB,
    2,645    Series 2001A (INS)(5)                         5.25    6/01/2021        2,553
    2,350    Series 2001A (INS)(5)                         5.25    6/01/2026        2,228
    7,425  Lower Colorado River Auth. RB,
             Series 2001 (INS)(4)                          5.00    5/15/2026        6,984
    8,930  Mansfield ISD GO (NBGA)                         5.00    2/15/2023        8,480
           Midlothian Development Auth. Tax
             Increment Contract RB,
    8,000    Series 1999                                   6.70   11/15/2023        7,543
   14,000    Series 2001                                   7.88   11/15/2021       14,708
    6,780  Northside ISD GO, Series 2001 (NBGA)            5.13    2/15/2022        6,574
   10,000  Plano ISD GO, Series 2001 (NBGA)                5.00    2/15/2020        9,650
   14,500  Port of Corpus Christi IDC PCRB,
             Series 1997A                                  5.45    4/01/2027       13,598
    4,000  San Antonio General Improvement GO,
             Series 2001                                   5.25    2/01/2017        4,024
    5,595  Schertz-Cibolo-Universal City ISD GO,
             Series 2001 (NBGA)                            5.00    8/01/2023        5,310
           Spring Branch ISD GO,
    3,195    Series 2001 (NBGA)                            5.13    2/01/2019        3,135
   10,160    Series 2001 (NBGA)                            5.13    2/01/2022        9,851
    4,750  Spring ISD GO, Series 2001 (NBGA)               5.00    8/15/2022        4,531
   20,000  State Veteran's Land Board RB,
             Series 2000(b,c)                              7.15   11/15/2032       20,053
    4,435  Texas A&M Univ. Board of Regents RB,
             Series 2001B                                  5.00    5/15/2021        4,258

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA LONG-TERM FUND
March 31, 2002

PRINCIPAL                                                COUPON        FINAL       MARKET
   AMOUNT  SECURITY                                        RATE     MATURITY        VALUE
-----------------------------------------------------------------------------------------
  $ 6,420  Travis County Health Facilities
             Development Corp. RB,
             Series 1999A (INS)(2)                         5.88%  11/15/2024   $    6,572
           Tyler Health Facilities Development
             Corp. Hospital RB,
    4,700    Series 1993A (E. Texas Medical Center)        6.75   11/01/2025        3,717
   10,300    Series 1993B (E. Texas Medical Center)        6.75   11/01/2025        8,227
    7,350    Series 2001 (Mother Frances Hospital)         6.00    7/01/2027        7,181
           Univ. of Texas Board of Regents RB,
    9,500    Series 2001B                                  5.38    8/15/2019        9,583
   19,985    Series 2002B (NBGA)(e)                        5.25    7/01/2019       20,036
    5,000  Univ. of Texas RB, Series 2001B                 5.38    8/15/2017        5,092
    7,500  Water Development Board Senior Lien RB,
             Series 1997B                                  5.00    7/15/2019        7,259
    7,420  Weatherford ISD GO, Series 2001,
             5.43%/5.45%, 8/15/02, (NBGA)(d)               5.43    2/15/2030        7,022
    3,000  Wichita Falls Water and Sewer Systems RB,
             Series 2001 (INS)(2)                          5.38    8/01/2024        2,980

           UTAH (0.7%)
    7,150  Nebo School District GO,
             Series 2000 (NBGA)                            5.50    7/01/2020        7,333
           Univ. of Utah Hospital RB,
    3,595    Series 2001 (INS)(1)                          5.00    8/01/2019        3,436
    3,780    Series 2001 (INS)(1)                          5.00    8/01/2020        3,603
    1,000    Series 2001 (INS)(1)                          5.00    8/01/2021          951

           VIRGINIA (1.7%)
    6,340  Commonwealth Transportation Board RB,
             Series 1999B                                  5.50    5/15/2020        6,521
   21,950  Peninsula Ports Auth. RB, Series 1992
             (NBGA)                                        7.38    6/01/2020       22,427
    7,255  Public School Auth. GO, Series 2001B            5.00    8/01/2016        7,289

           WASHINGTON (1.9%)
    7,665  Health Care Facilities Auth. RB,
             Series 2001A (INS)(1)                         5.25   10/01/2021        7,496
    5,000  Housing Finance Commission RB,
             Series 1999 (INS)(5)                          6.00    7/01/2029        5,101
   12,295  King County Hospital District No. 1 GO,
             Series 2001 (INS)(4)                          5.00   12/01/2021       11,839

25

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA LONG-TERM FUND
March 31, 2002

PRINCIPAL                                                COUPON        FINAL       MARKET
   AMOUNT  SECURITY                                        RATE     MATURITY        VALUE
-----------------------------------------------------------------------------------------
           Snohomish County GO,
  $ 9,830    Series 2001 (INS)(1)                          5.13%  12/01/2021   $    9,615
    6,760    Series 2001 (INS)(1)                          5.13   12/01/2022        6,591

           WEST VIRGINIA (0.2%)
    3,335  Parkways, Economic Development and
             Tourism Auth. RB, Series 2002 (INS)(3)        5.25    5/15/2019        3,409

           WISCONSIN (1.4%)
           Health and Education Facilities Auth. RB,
      565    Series 2001 (Agnesian Healthcare,Inc.)        5.50    7/01/2012          568
      910    Series 2001 (Agnesian Healthcare,Inc.)        5.65    7/01/2013          918
      965    Series 2001 (Agnesian Healthcare,Inc.)        5.75    7/01/2014          974
    1,000    Series 2001 (Agnesian Healthcare,Inc.)        6.00    7/01/2021        1,004
    1,000    Series 2001 (Agnesian Healthcare,Inc.)        6.00    7/01/2030          990
    7,250    Series 2001 (Froedtert & Community
             Health)                                       5.38   10/01/2021        6,857
    8,000  State GO, Series 1 2001 (INS)(1)                5.50    5/01/2015        8,519
    8,000  Univ. of Wisconsin Hospitals and
             Clinics Auth. RB, Series 2000 (INS)(4)        6.20    4/01/2029        8,573
                                                                               ----------
           Total fixed-rate instruments (cost: $1,995,914)                      2,016,637
                                                                               ----------
           PUT BONDS (1.4%)
           DISTRICT OF COLUMBIA (0.9%)
           MedStar Univ. Hospital RB,
   15,000    Series 2001B                                  6.63    8/15/2031       15,606
    3,500    Series 2001C                                  6.80    8/15/2031        3,694

           MICHIGAN (0.3%)
    5,500  Strategic Fund PCRB, Series 1995CC
             (Detroit Edison Co.) (INS)(2)                 4.85    9/01/2030        5,531

           MONTANA (0.2%)
    5,000  Forsyth PCRB, Series 1999A (Avista
             Corp. Colstrip Project) (INS)(2)              5.00   10/01/2032        5,001
                                                                               ----------
           Total put bonds (cost: $29,191)                                         29,832
                                                                               ----------

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA LONG-TERM FUND
March 31, 2002

PRINCIPAL                                                COUPON        FINAL       MARKET
   AMOUNT  SECURITY                                        RATE     MATURITY        VALUE
-----------------------------------------------------------------------------------------
           VARIABLE-RATE DEMAND NOTES (3.3%)
           ALABAMA (0.2%)
  $ 4,890  West Jefferson IDB PCRB, Series 1998            1.45%   6/01/2028   $    4,890

           CALIFORNIA (0.0%) (f)
      200  Irvine Limited Obligation Improvement
             Bonds, Assessment District 00-18,
             Series A (LOC)                                1.35    9/02/2026          200
      450  Irvine Ranch Water District
             Consolidated Bonds, Series 1985 (LOC)         1.35   10/01/2005          450
      200  Statewide Communities Development Auth.
             COP, Series 1998 (LOC)                        1.45   11/15/2028          200

           FLORIDA (0.7%)
           Hillsborough County IDA PCRB,
    4,000    Series 1990                                   1.45    9/01/2025        4,000
      900    Series 1992                                   1.45    5/15/2018          900
    1,600  Jacksonville Health Facilities Auth.
             Hospital RB, Series 1996 (LOC)                1.50    5/01/2021        1,600
    5,300  Lee Memorial Health System Board of
             Directors RB, Series 1997B                    1.55    4/01/2027        5,300
    2,050  Martin County PCRB, Series 2000                 1.50    7/15/2022        2,050

           GEORGIA (0.1%)
    1,400  Burke County Development Auth. PCRB,
             Series 1997                                   1.45    4/01/2032        1,400

           IOWA (0.1%)
    2,700  Finance Auth. Purchase RB,
             Series 1999 (LOC)                             1.65    2/01/2019        2,700

           LOUISIANA (0.4%)
    7,210  East Baton Rouge Parish PCRB,
             Series 1993                                   1.45    3/01/2022        7,210
    1,700  Public Facilities Auth. MFH RB,
             Series 1991 (NBGA)                            1.55    7/01/2007        1,700

           MINNESOTA (0.1%)
    2,000  Minneapolis MFH RB, Series 2001 (Seven
             Corners Apartments) (LOC)                     1.50   11/01/2031        2,000

27

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA LONG-TERM FUND
March 31, 2002

PRINCIPAL                                                COUPON        FINAL       MARKET
   AMOUNT  SECURITY                                        RATE     MATURITY        VALUE
-----------------------------------------------------------------------------------------
           NEW YORK (0.5%)
  $ 9,500  Energy PCRB, Series 1994B (LOC)                 1.40%   2/01/2029   $    9,500

           OKLAHOMA (0.2%)
    5,000  Development Finance Auth. RB,
             Series 2002C (LOC)                            1.45    2/01/2012        5,000

           SOUTH DAKOTA (0.2%)
    4,000  Lawrence County PCRB, Series 1997B (LOC)        1.40    7/01/2032        4,000

           VIRGINIA (0.6%)
    9,300  Richmond IDA RB, Series 2001 (LOC)              1.50   12/01/2031        9,300
    3,600  Waynesboro IDA RB, Series 1997 (LOC)            1.45   12/15/2028        3,600

           WYOMING (0.2%)
    3,100  Sublette County PCRB, Series 1984               1.45   11/01/2014        3,100
    1,050  Uinta County PCRB, Series 1998                  1.35    7/01/2026        1,050
                                                                               ----------
           Total variable-rate demand notes (cost: $70,150)                        70,150
                                                                               ----------

           TOTAL INVESTMENTS (COST: $2,095,255)                                $2,116,619
                                                                               ==========

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA LONG-TERM FUND
March 31, 2002

PORTFOLIO SUMMARY BY CONCENTRATION
---------------------------------------------------------------------------------------------
General Obligation                    21.1%       Electric Utilities                     2.4%
Hospital                              17.6        Gas Utilities                          2.2
Escrowed Bonds                         9.3        Airport/Port                           1.4
Special Assessment/Tax/Fee             8.2        Appropriated Debt                      1.3
Education                              7.9        Single-Family Housing                  1.2
Water/Sewer Utility                    7.5        Air Freight & Couriers                 1.1
Toll Roads                             4.7        Health Miscellaneous                   1.1
Casinos & Gaming                       2.9        Real Estate Tax/Fee                    1.1
Paper Products                         2.9        Other                                  4.5
Nursing/CCRC                           2.7                                             -----
                                                  Total                                101.1%
                                                                                       =====

PORTFOLIO SUMMARY BY STATE
---------------------------------------------------------------------------------------------
Alabama                3.2%       Louisiana             2.2%       Ohio                  0.3%
Alaska                 0.2        Maine                 1.4        Oklahoma              0.8
Arizona                0.2        Massachusetts         1.9        Pennsylvania          1.6
California               -        Michigan              5.7        Puerto Rico           0.6
Colorado               2.4        Minnesota             2.4        Rhode Island          1.2
Connecticut            3.7        Mississippi           0.1        South Carolina        1.1
District of Columbia   4.4        Missouri              0.7        South Dakota          0.2
Florida                2.9        Montana               0.3        Tennessee             0.7
Georgia                2.4        Nebraska              1.6        Texas                17.2
Hawaii                 0.6        Nevada                4.8        Utah                  0.7
Idaho                  0.8        New Jersey            3.2        Virginia              2.3
Illinois               7.7        New Mexico            0.8        Washington            1.9
Indiana                3.8        New York             11.7        West Virginia         0.2
Iowa                   0.3        North Carolina        0.8        Wisconsin             1.4
Kentucky               0.2        North Dakota          0.3        Wyoming               0.2
                                                                                       -----
                                                                   Total               101.1%
                                                                                       =====

29

N O T E S
=========-----------------------------------------------------------------------
          to Portfolio of INVESTMENTS

USAA LONG-TERM FUND
March 31, 2002

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at date of purchase. At March 31, 2002, these securities represented 0.59% of the Fund's net assets.

         (b) Illiquid securities valued using methods determined by a pricing service under general supervision of the Company's Board of Directors. At March 31, 2002, these securities represented 1.0% of the Fund's net assets.

             The Texas State Veteran's Land Board GO is exempt from registration under the Securities Act of 1933, and any resale of the security must occur in an exempt transaction in the United States to a qualified institutional buyer as defined by Rule 144A.

         (c) These securities are not registered under the Securities Act of 1933. Resales of these securities in the United States may occur in exempt transactions to qualified institutional buyers as defined by Rule 144A and as such are generally deemed by the Manager to be liquid under guidelines established by the Company's Board of Directors. At March 31, 2002, these securities represented 3.9% of the Fund's net assets.

         (d) Stepped coupon note initially issued in zero-coupon form, which converts to coupon form at the date specified in the security description. Interest rates presented in the security description represent the zero-coupon effective yield at the date of purchase,

N O T E S
=========-----------------------------------------------------------------------
          to Portfolio of INVESTMENTS
          (continued)

USAA LONG-TERM FUND
March 31, 2002

             followed by the coupon rate paid after the conversion. The rate presented in the coupon rate column represents the zero-coupon effective yield.

         (e) At March 31, 2002, the cost of securities purchased on a delayed-delivery basis, including when-issued securities, was $65,296,000.

         (f) Represents less than 0.1% of net assets.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

31

S T A T E M E N T
=================--------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA LONG-TERM FUND
March 31, 2002

ASSETS
  Investments in securities, at market value (identified cost of $2,095,255)  $2,116,619
  Cash                                                                               396
  Receivables:
    Capital shares sold                                                              489
    Interest                                                                      32,444
    Securities sold                                                               23,370
                                                                              ----------
      Total assets                                                             2,173,318
                                                                              ----------

LIABILITIES

  Securities purchased                                                            76,632
  Capital shares redeemed                                                            732
  USAA Investment Management Company                                                 500
  USAA Transfer Agency Company                                                        64
  Accounts payable and accrued expenses                                               77
  Dividends on capital shares                                                      2,739
                                                                              ----------
      Total liabilities                                                           80,744
                                                                              ----------
        Net assets applicable to capital shares outstanding                   $2,092,574
                                                                              ==========

REPRESENTED BY:

  Paid-in capital                                                             $2,082,250
  Accumulated net realized loss on investments                                   (11,040)
  Net unrealized appreciation of investments                                      21,364
                                                                              ----------
      Net assets applicable to capital shares outstanding                     $2,092,574
                                                                              ==========
  Capital shares outstanding                                                     159,565
                                                                              ==========
  Authorized shares of $.01 par value                                            290,000
                                                                              ==========
  Net asset value, redemption price, and offering price per share             $    13.11
                                                                              ==========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA LONG-TERM FUND
Year ended March 31, 2002

NET INVESTMENT INCOME
  Interest income                                                                     $120,975
                                                                                      --------
  Expenses:
   Management fees                                                                       5,945
   Administrative and servicing fees                                                     2,130
   Transfer agent's fees                                                                   883
   Custodian's fees                                                                        305
   Postage                                                                                  76
   Shareholder reporting fees                                                              135
   Directors' fees                                                                           4
   Registration fees                                                                        63
   Professional fees                                                                        91
   Other                                                                                    69
                                                                                      --------
      Total expenses                                                                     9,701
   Expenses paid indirectly                                                               (159)
                                                                                      --------
      Net expenses                                                                       9,542
                                                                                      --------
        Net investment income                                                          111,433
                                                                                      --------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS

   Net realized loss                                                                      (536)
   Change in net unrealized appreciation/depreciation                                  (44,442)
                                                                                      --------
        Net realized and unrealized loss                                               (44,978)
                                                                                      --------
   Increase in net assets resulting from operations                                   $ 66,455
                                                                                      ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

33

S T A T E M E N T S
===================-------------------------------------------------------------
                    of Changes in NET ASSETS
                    (in thousands)

USAA LONG-TERM FUND
Years ended March 31,

FROM OPERATIONS                                                   2002             2001
                                                            ---------------------------
   Net investment income                                    $  111,433       $  113,928
   Net realized gain (loss) on investments                        (536)          28,720
   Change in net unrealized appreciation/depreciation
      of investments                                           (44,442)          74,182
                                                            ---------------------------
         Increase in net assets resulting from operations       66,455          216,830
                                                            ---------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                      (111,433)        (113,928)
                                                            ---------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                   365,731          368,554
   Dividend reinvestments                                       76,501           76,982
   Cost of shares redeemed                                    (403,664)        (385,346)
                                                            ---------------------------
      Increase in net assets from capital share
         transactions                                           38,568           60,190
                                                            ---------------------------
   Net increase (decrease) in net assets                        (6,410)         163,092

NET ASSETS

   Beginning of period                                       2,098,984        1,935,892
                                                            ---------------------------
   End of period                                            $2,092,574       $2,098,984
                                                            ===========================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                                  27,488           28,429
   Shares issued for dividends reinvested                        5,739            5,932
   Shares redeemed                                             (30,233)         (29,674)
                                                            ---------------------------
      Increase in shares outstanding                             2,994            4,687
                                                            ===========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements

USAA LONG-TERM FUND
March 31, 2002

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA Long-Term Fund (the Fund). The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

             A. SECURITY VALUATION - Securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Securities that cannot be valued by the Service, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Company's Board of Directors. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

             B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

35

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA LONG-TERM FUND
March 31, 2002

                Net realized gains(losses) and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes due to "wash sale" losses deferred. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

                The tax character of distributions paid during the years ended March 31, 2002 and 2001, was as follows:

                                                      2002              2001
                ----------------------------------------------------------------
                Tax-exempt income                 $111,433,000      $113,928,000
                Long-term capital gains                 --                --

                As of March 31, 2002, the components of net assets on a tax basis were as follows:

                Undistributed tax-exempt income                    $  2,739,000
                Accumulated net realized loss on investments        (11,040,000)
                Net unrealized appreciation of investments           21,364,000

             C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold
                (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA LONG-TERM FUND
March 31, 2002

             D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the year ended March 31, 2002, custodian fee offset arrangements reduced expenses by $159,000.

             E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS
                - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2002, net outstanding delayed-delivery and when-issued commitments for the Fund were $65,296,000.

             F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
-------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager,

37

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA LONG-TERM FUND
March 31, 2002

         and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the year ended March 31, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2002, the Fund had capital loss carryovers for federal income tax purposes of $11,040,000, which, if not offset by subsequent capital gains, will expire between 2003 and 2011. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended March 31, 2002, were $843,492,000 and $825,691,000, respectively.

N O T E S
=========-----------------------------------------------------------------------
            to Financial Statements
            (continued)

USAA LONG-TERM FUND
March 31, 2002

         At March 31, 2002, the cost of securities, for federal income tax purposes, was $2,095,255,000.

         Gross unrealized appreciation and depreciation of investments at March 31, 2002, for federal income tax purposes, were $71,082,000 and $49,718,000, respectively.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

             A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly an annual rate of 0.28% of its average net assets.

                Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be composed of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper General Municipal Debt Funds Index, which tracks the total return performance of the top 30 largest funds in the Lipper General Municipal Debt Funds category. The base fee for the Fund will be computed as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that the Lipper index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance

39

N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND
March 31, 2002

                period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE         ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)           AS A % OF THE FUND'S AVERAGE NET ASSETS
------------------------------------------------------------------------
+/- 0.20% to 0.50%             +/- 0.04%
+/- 0.51% to 1.00%             +/- 0.05%
+/- 1.01% and greater          +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

             B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, effective August 1, 2001, the Manager receives a fee computed daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets.

             C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. Prior to August 1, 2001, the annual charge per account was $28.50.

             D. UNDERWRITING SERVICES - The Manager provides exclusive
                underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA LONG-TERM FUND
March 31, 2002

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

41

N O T E S
=========-----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA LONG-TERM FUND
March 31, 2002

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                        YEAR ENDED MARCH 31,
                                       ------------------------------------------------------------------------------
                                             2002             2001              2000             1999            1998
                                       ------------------------------------------------------------------------------
Net asset value at
   beginning of period                 $    13.41       $    12.75        $    13.92       $    14.00      $    13.22
                                       ------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                      .70              .74               .76              .76             .78
   Net realized and
      unrealized gain (loss)                 (.30)             .66             (1.17)            (.08)            .78
                                       ------------------------------------------------------------------------------
Total from investment operations              .40             1.40              (.41)             .68            1.56
                                       ------------------------------------------------------------------------------
Less distributions:
   From net investment income                (.70)            (.74)             (.76)            (.76)           (.78)
                                       ------------------------------------------------------------------------------
Net asset value at end of period       $    13.11       $    13.41        $    12.75       $    13.92      $    14.00
                                       ==============================================================================
Total return (%)*                            3.03            11.35             (2.95)            4.98           12.04
Net assets at end of period (000)      $2,092,574       $2,098,984        $1,935,892       $2,168,242      $2,042,525
Ratio of expenses to
   average net assets (%)                     .46(a)           .36               .36              .36             .36
Ratio of net investment income to
   average net assets (%)                    5.25             5.72              5.77             5.44            5.65
Portfolio turnover (%)                      39.84            46.62             29.04            29.56           35.20

*   Assumes reinvestment of all dividend income distributions during the period.
(a) Reflects total expenses prior to any custodian fee offset arrangement, which reduced the total expense ratio by 0.01%.

D I R E C T O R S '
===================-------------------------------------------------------------
                    INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

         The Board of Directors of the Company consists of eight Directors and five Officers who supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. Effective in April and May of 2002, respectively, David G. Peebles and Kenneth E. Willmann have retired. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

         Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 41 individual Funds as of March 31, 2002. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

         * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT GOVERN THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

43

D I R E C T O R S '
===================-------------------------------------------------------------

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

         ROBERT G. DAVIS(2)
         Director and Chairman of the Board of Directors
         Born: November 1946

         President and Chief Executive Officer of United Services
         Automobile Association (USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Davis has served in his capacity as Director since December 1996. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company.

         CHRISTOPHER W. CLAUS(2)
         Director, President, and Vice Chairman of the Board of Directors
         Born: December 1960

         President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Claus has served in his capacity as Director since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

         DAVID G. PEEBLES(4)
         Director and Vice President
         Born: October 1939

         Director, IMCO (12/98-present); Senior Vice President, Equity Investments, IMCO (11/98-present); Vice President, Equity Investments, IMCO

                                                                              44
....C O N T I N U E D
====================------------------------------------------------------------
                     INFORMATION

         (2/88-11/98). Mr. Peebles serves as Director/Trustee and Vice President of the USAA family of funds. Mr. Peebles has served in his capacity as Director since January 2000. He also serves as Senior Vice President of USAA Shareholder Account Services. He also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN(3, 4, 5, 6)
         Director
         Born: June 1945

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben has served in her capacity as Director since January 1994. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         ROBERT L. MASON, PH.D.(3, 4, 5, 6)
         Director
         Born: July 1946

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason has served in his capacity as Director since January 1997. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR(3, 4, 5, 6)
         Director
         Born: August 1945

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA

45

....C O N T I N U E D
====================------------------------------------------------------------

         family of funds. Mr. Reimherr has served in his capacity as Director since January 2000. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         LAURA T. STARKS, PH.D.(3, 4, 5, 6)
         Director
         Born: February 1950

         Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks has served in her capacity as Director since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER(2, 3, 4, 5, 6)
         Director
         Born: July 1943

         Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker has served in his capacity as Director since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

                                                                              46
....C O N T I N U E D
====================------------------------------------------------------------
                     INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         KENNETH E. WILLMANN
         Vice President
         Born: August 1946

         Director, IMCO (2/00-present); Senior Vice President, Fixed Income Investments, IMCO (12/99-present); Vice President, Mutual Fund Portfolios, IMCO (09/94-12/99). Mr. Willmann serves as Vice President of the USAA family of funds. He also serves as Senior Vice President of USAA Shareholder Account Services and Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

         MICHAEL D. WAGNER
         Secretary
         Born: July 1948

         Senior Vice President, USAA Capital Corporation (CAPCO) General Counsel (01/99-present); Vice President, Corporate Counsel, USAA (1982-01/99). Mr. Wagner serves as Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of the USAA family of funds and Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

         MARK S. HOWARD
         Assistant Secretary
         Born: October 1963

         Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); Assistant Vice President, Securities Counsel, USAA (2/98-7/00); and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard serves as Assistant Secretary for IMCO, USAA Shareholder Account Services; USAA Financial Planning Services; the USAA family of funds; and USAA Life Investment Trust, a registered investment company offering five individual Funds.

47

....C O N T I N U E D
====================------------------------------------------------------------

         DAVID M. HOLMES
         Treasurer
         Born: June 1960

         Senior Vice President, Senior Financial Officer, IMCO (6/01-present); Vice President, Senior Financial Officer, USAA Real Estate Company (RealCo) (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes serves as Treasurer of the USAA family of funds and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Born: November 1960

         Assistant Vice President, Mutual Fund Analysis & Support, IMCO; (10/01-present); Executive Director, Mutual Fund Analysis & Support,IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo serves as Assistant Treasurer for the USAA family of funds.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                   TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              David G. Peebles
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

             ADMINISTRATOR,   USAA Investment Management Company
        INVESTMENT ADVISER,   9800 Fredericksburg Road
               UNDERWRITER,   San Antonio, Texas 78288
            AND DISTRIBUTOR

             TRANSFER AGENT   USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

                  CUSTODIAN   State Street Bank and Trust Company
                              P. O. Box 1713
                              Boston, Massachusetts 02105

       INDEPENDENT AUDITORS   KPMG LLP
                              112 East Pecan, Suite 2400
                              San Antonio, Texas 78205

                  TELEPHONE   Call toll free - Central Time
           ASSISTANCE HOURS   Monday - Friday, 6 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 11:30 a.m. to 8 p.m.

             FOR ADDITIONAL   1-800-531-8181, in San Antonio 456-7200
          INFORMATION ABOUT   For account servicing, exchanges,
               MUTUAL FUNDS   or redemptions
                              1-800-531-8448, in San Antonio 456-7202

            RECORDED MUTUAL   24-hour service (from any phone)
          FUND PRICE QUOTES   1-800-531-8066, in San Antonio 498-8066

                MUTUAL FUND   (from touch-tone phones only)
          USAA TOUCHLINE(R)   For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              1-800-531-8777, in San Antonio 498-8777

            INTERNET ACCESS   USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                                         [LOGO]
                                                                        Recycled
                                                                          Paper

[LOGO]USAA             WE KNOW WHAT IT MEANS TO SERVE.(R)
                       ----------------------------------
                       INSURANCE [middot] MEMBER SERVICES

40858-0502                                   (C)2002, USAA. All rights reserved.